INCOME TAX AND SOCIAL CONTRIBUTION (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax And Social Contribution
Profit before income tax	R$ 19,487.3	R$ 15,035.9	R$ 14,235.6
Adjustments to the taxable basis
Other non-taxable income	(497.3)	(919.0)	(883.3)
Government grants related to taxes on sales	(118.1)	(3,011.7)	(2,535.1)
Share of results of associates and joint ventures	(3.9)	185.3	29.1
Non-deductible expenses	178.8	56.5	192.8
Taxation on a universal basis and other adjustments related to foreign subsidiaries	150.1	1,171.4	679.3
Total adjustment on a taxable basis	R$ 19,196.9	R$ 12,518.4	R$ 11,718.4
Aggregated weighted nominal tax rate	28.70%	28.30%	29.47%
Taxes payable – nominal rate	R$ (5,509.1)	R$ (3,542.3)	R$ (3,453.3)
Adjustments to tax expenses
Income tax incentives	445.1	120.4	234.0
Deductible interest on capital	1,285.0	3,909.8	4,079.9
Tax savings arising from the amortization of goodwill	3.6	17.2	27.2
Withholding income tax	(887.5)	(489.1)	(164.5)
Recognition/(write-off) of deferred charges on tax losses	(74.5)	100.9	(58.2)
Effects of the application of IAS 29 (hyperinflation)	87.6	(382.3)	(249.0)
Others with reduced taxation	9.4	189.9	239.5
Income tax and social contribution expense	R$ (4,640.4)	R$ (75.5)	R$ 655.6
Effective tax rate	23.81%	0.50%	(4.61%)